Deferred Charges, net (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred dry-docking costs, net in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2023	$3,231,461
Additions	1,556,902
Amortization	(1,363,517)
Transfer to Assets held for sale (Note 7(c))	(460,930)
Disposals	(758,372)
Balance December 31, 2024	$2,205,544
Additions	5,261,785
Amortization	(1,400,875)
Balance December 31, 2025	$6,066,454